Related Party Transactions (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 30, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 10, 2025	Feb. 01, 2023
Related Party Transactions [Line Items]
Loan amount								$ 200,000
Geographic expansion bonuses (in Shares)	2,000,000
Performance milestone awards (in Shares)	1,000,000
Common stock, shares, outstanding (in Shares)		36,279,355		36,279,355		26,500,959	24,454,000
Related party transactions						$ 0	$ 26,844
Shares issued (in Shares)		36,279,355		36,279,355		26,500,959	24,454,000
Founder Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)									20,000,000
Equity Based Awards [Member]
Related Party Transactions [Line Items]
Common stock, shares, outstanding (in Shares)	2,000,000
Chief Executive Officer [Member]
Related Party Transactions [Line Items]
Accrued compensation		$ 703,333		$ 703,333		$ 872,083
Amount of payment		200,000	$ 15,700	200,000	$ 15,700	40,700
Annual base salary	$ 1,000,000
Accrued compensation						802,083
President [Member]
Related Party Transactions [Line Items]
Accrued compensation		897,633		897,633		721,383
Amount of payment		60,000	$ 10,000	255,000	$ 10,000	130,000
Annual base salary	$ 750,000
Accrued compensation						791,383
Chief Financial Officer [Member]
Related Party Transactions [Line Items]
Accrued compensation		95,000		95,000		85,000
Amount of payment		$ 44,000		$ 80,000		35,000
Accrued compensation						$ 85,000
Chief Executive Officer and President [Member]
Related Party Transactions [Line Items]
Accrued compensation							$ 307,083
UNITED STATES
Related Party Transactions [Line Items]
Geographic expansion bonuses (in Shares)	1,000,000
Series A [Member] | Founder Shares [Member]
Related Party Transactions [Line Items]
Shares issued (in Shares)									100,000